Summary of significant accounting policies - VIE (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Variable Interest Entity [Line Items]
Current assets	$ 46,640,892	$ 37,022,171
Total assets	47,705,195	38,191,746
Total liabilities	(8,486,354)	(9,036,589)
Nongyuan Network (VIE)
Variable Interest Entity [Line Items]
Current assets	3,972,028	4,335,297
Non-current assets	329,957	392,517
Total assets	4,301,985	4,727,814
Total liabilities	(3,664,616)	(4,135,859)
Net assets	$ 637,369	$ 591,955